Related Party Transactions and Balances - Schedule of Amount Due from and Due to Related Parties (Details) - Related Party Transactions and Balances [Member] - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Amount due from related parties			$ 4,132,467
Amount due to related parties, of continuing operations		5,190,680	1,306,506
Amount due from related parties, current, of continuing operations		8,162,639	2,971,450
Shanghai Mingli New Energy Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1],[2]	7,888,996
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[3],[4]	273,255	316,832
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[5],[6]	388	678
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1],[7]		3,726,246
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[3],[7]		2,738,913
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[3]		767,625
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties		8,162,639	7,550,294
Less: amount due from related parties, current, of discontinued operation			(4,578,844)
Amount due to related parties		5,190,680	1,585,681
Less: amount due to related parties, of discontinued operation	[4],[8]		(279,175)
Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1],[2]		4,132,467
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2],[8]	2,672,172	1,127,877
Jiangsu EZGO [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[6]	2,499,508
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[8]	19,000	19,926
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]		418,201
Yan Fang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[8]		19,183
Nanjing Mingfeng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[8],[9]		$ 494

[1]	The balance is an interest-free loan with a maturity date of September 29, 2026.
[2]	The balance mainly was the expenses paid by related parties on behalf of the Group for daily operation.
[3]	The balance is mainly loans with annual interest as stated in contracts to associates. The annual interest rates of the loans to Shandong Xingneng’an New Energy Technology Co., Ltd., Shenzhen Star Cycling Network Technology Co., Ltd., and Jiangsu Youdi Technology Co., Ltd. were 4%, 5% and 5%, respectively.
[4]	The balance mainly was the payable for purchasing e-bicycles.
[5]	The balance is mainly advances made to the management for the Group’s daily operational purposes.
[6]	The balance was a loan provided by Jiangsu EZGO, with an annual interest rate of 4% and will be matured on August, 2026.
[7]	The balance is mainly prepayments for purchasing battery cells and e-bicycles.
[8]	The balance mainly was interest-free loans from related parties, which were due on demand.
[9]	The balance mainly was payable for payment received on behalf of a related party.